Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease obligations
Commitment amount
Year of 2018	$452,547
Year of 2019	98,312
Year of 2020	-
Year of 2021	-
Year of 2022	-
Thereafter	-
Total	$550,859